INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 11—INTANGIBLE ASSETS, NET
Intangible assets consisted of:

	December 31, 2021			December 31, 2020
	Carrying Amount	Accum. Amort.	Net Amount	Carrying Amount	Accum. Amort.	Net Amount
Trade names	$6,073	$(1,913)	$4,160	$10,372	$(2,099)	$8,273
Foreign currency translation adjustment	252	16	268	295	(34)	$261

	$6,325	$(1,897)	$4,428	$10,667	$(2,133)	$8,534

Amortization expense was $1,069, $1,046 and $1,053 for the years ended December 31, 2021, 2020, and 2019, respectively, and is included in “General and administrative expenses” in the Consolidated Statements of Operations. At December 31, 2021, the Company recorded a write-off
of other intangible assets of $3,009 for the
Veritas Prep
definite-lived trade name to adjust its net carrying value to zero. The write-off
of the
Veritas Prep
trade name was the result of a strategic decision made by management in December 2021 to abandon the Veritas legacy business as the Company will no longer sell new services under the
Veritas Prep
trade name.
For the definite-lived intangible assets recorded as of December 31, 2021, estimated amortization expense for the next five years is as follows:

2022	$632
2023	632
2024	632
2025	632
2026	632